Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Accounts receivable allowance for credit losses	$ 86,000	$ 68,000	$ 55,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	30,000,000
Common stock, shares issued	21,361,383	16,835,698	16,682,465
Common stock, shares outstanding	21,361,383	16,835,698	16,682,465